UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:9/30/00.

Check here if Amendment [X]; Amendment Number: _1___
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   Frederick R. Keydel, Trustee
Address:7430 Second Avenue, 9th Floor
        Detroit, MI 48202-2717


Form 13F File Number: Has not been issued

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bartley J. Rainey
Title: Vice President & CFO
Phone: 713-529-3729

Signature, Place, and Date of Signing:

Bartley J. Rainey            Houston, TX           10/12/00
   [Signature]               [City, State]          [Date]






Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None




























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $115,238
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1		Has not been issued	 Harvey C. Fruehauf, Jr.

,Title of,,Market Value,Shares/,,Put/,Investment,Other, Voting
Authority,,
Name Of Issuer,Class,Cusip,(x$1000),PRN
AMT,SH/PRN,Call,Discretion,Managers,Sole,Shared,None

3COM CORP COM,COM,885535104,272,14161,SH,,Other,12,0,14161,
ABBOTT LABORATORIES COM,COM,2824100,2930,61609,SH,,Other,12,0,61609,
ADOBE SYSTEMS INC COM,COM,00724F101,745,4800,SH,,Other,12,0,4800,
ADR KYOCERA CORP,COM,501556203,388,2576,SH,,Other,12,0,2576,
AMERICAN MANAGEMENT SYSTEMS
COM,COM,27352103,455,26487,SH,,Other,12,0,26487,
AMGEN INC COM,COM,31162100,559,8000,SH,,Other,12,0,8000,
APPLIED MATERIALS INC COM,COM,38222105,475,8000,SH,,Other,12,0,8000,
AUTOMATIC DATA PROCESSING
COM,COM,53015103,2089,31241,SH,,Other,12,0,31241,
BANK AMER CORP,COM,60505104,437,8335,SH,,Other,12,0,8335,
BANK ONE CORP COM,COM,06423A103,647,16760,SH,,Other,12,0,16760,
BE FREE INC,COM,73308108,133,31228,SH,,Other,12,0,31228,
CIENA CORPORATION COMMON
STOCK,COM,171779101,15810,128733,SH,,Other,12,0,128733,
CISCO SYSTEMS INC COM,COM,17275R102,894,16174,SH,,Other,12,0,16174,
CITIGROUP INC COM,COM,172967101,1029,19040,SH,,Other,12,0,19040
"CMGI, INC",COM,125750109,398,14250,SH,,Other,12,0,14250
CONCORD COMMUNICATIONS INC
COM,COM,206186108,367,13841,SH,,Other,12,0,13841
CONOCO INC CLASS B,COM,208251405,282,10457,SH,,Other,12,0,10457
DISNEY COMMON STOCK,COM,254687106,868,22684,SH,,Other,12,0,22684
DOUBLECLICK INC,COM,258609304,419,13088,SH,,Other,12,0,13088
ELECTRO SCIENTIFIC INDS INC
COM,COM,285229100,281,8000,SH,,Other,12,0,8000
EMC CORP/MASS COM,COM,268648102,3055,30818,SH,,Other,12,0,30818
GENERAL ELECTRIC CO COM $2.50
PAR,COM,369604103,277,4800,SH,,Other,12,0,4800
GEORGIA PACIFIC TIMBER GROUP
COM,COM,373298702,12011,446915,SH,,Other,12,0,446915
GEORGIA-PACIFIC CORP,COM,373298108,20913,889899,SH,,Other,12,0,889899
HONEYWELL INTL INC,COM,438516106,363,10185,SH,,Other,12,0,10185
IBASIS INC,COM,450732102,353,22244,SH,,Other,12,0,22244
INKTOMI,COM,457277101,234,2053,SH,,Other,12,0,2053
INTEL CORP CAP,COM,458140100,7710,185514,SH,,Other,12,0,185514
INTERNATIONAL BUSINESS
MACHINES,COM,459200101,1280,11376,SH,,Other,12,0,11376
JOHNSON CONTROLS INC COM,COM,478366107,789,14828,SH,,Other,12,0,14828
LOUISIANA - PACIFIC CORP
COM,COM,546347105,2091,227612,SH,,Other,12,0,227612
LUCENT TECHNOLOGIES INC
COM,COM,549463107,3962,129632,SH,,Other,12,0,129632
MALLINCKRODT INC COM,COM,561232109,246,5385,SH,,Other,12,0,5385
MOTOROLA INC COM,COM,620076109,395,13984,SH,,Other,12,0,13984
NORTEL NETWORKS CORPORATION,COM,665815106,782,13122,SH,,Other,12,0,13122
ORACLE CORP COM,COM,68389X105,3714,47164,SH,,Other,12,0,47164
"PALM, INC",COM,696642107,1112,21003.71,SH,,Other,12,0,21003.71
PARAMETRIC TECHNOLOGY CORP
COM,COM,699173100,3536,323329,SH,,Other,12,0,323329
PFIZER INC COM,COM,717081103,5337,118774,SH,,Other,12,0,118774
PHARMACIA CORP,COM,71713U102,498,8282,SH,,Other,12,0,8282
PROCTER & GAMBLE CO COM,COM,742718109,414,6172,SH,,Other,12,0,6172
RADIOSHACK CORPORATION,COM,750438103,310,4800,SH,,Other,12,0,4800
REPUBLIC BANCORP COM,COM,760282103,239,25142,SH,,Other,12,0,25142
SCHLUMBERGER LTD COM,COM,806857108,1263,15347,SH,,Other,12,0,15347
SCIENTIFIC-ATLANTA INC,COM,808655104,2061,32400,SH,,Other,12,0,32400
STANLEY WORKS COM,COM,854616109,208,9000,SH,,Other,12,0,9000
SUNTRUST BANKS INC COM,COM,867914103,239,4800,SH,,Other,12,0,4800
SYBASE INC COM,COM,871130100,380,16502,SH,,Other,12,0,16502
SYMBOL TECHNOLOGIES INC
COM,COM,871508107,2525,70273,SH,,Other,12,0,70273
TEXAS INSTRUMENTS INC COM,COM,882508104,4537,96144,SH,,Other,12,0,96144
VIGNETTE CORP,COM,926734104,1907,63844,SH,,Other,12,0,63844
WORLDCOM INC,COM,98157D106,3019,99403,SH,,Other,12,0,99403
